Note 7 - Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Other Assets Disclosure [Text Block]

7.           Prepaid expenses and other assets

	As at December 31,
	2024	2023

Prepaid expenses	$90,519	$73,592
Advisor loans receivable	37,607	35,893
Investments in equity securities	12,008	3,956
Investments in debt securities	36,565	19,565
Deferred Purchase Price (notes 14 and 22)	126,082	107,743
Mortgage derivative asset (note 22)	5,264	14,224
Other	1,917	3,752
Prepaid and other assets (Current Assets)	$309,962	$258,725

	As at December 31,
	2024	2023

Advisor loans receivable	$105,448	$94,508
Equity accounted investments (note 15)	54,302	33,851
Investments in equity securities	7,857	8,440
Investments in debt securities	-	5,934
Financing fees, net of accumulated amortization of $11,083 (December 31, 2023 - $9,865)	5,794	3,109
Interest rate swap asset (note 22)	7,455	4,275
Other	5,441	7,080
Other assets (Non-Current Assets)	$186,297	$157,197

Captive insurance investments

Investments in equity securities in the amount of $11,994 (2023 - $3,945) consist of investments recorded at fair value (see note 22). Investments in debt securities include available-for-sale investments current $14,166 (2023 current - $389 and non-current - $5,934), which is recorded at fair value. The Company’s wholly owned captive insurance company engages in reinsurance activities which are secured by $15,192 of the investments.

Colliers Securities investments

Investments in equity and debt securities in the amount of $17,751 (2023 – $19,188) consist of investments recorded at fair value in relation to Colliers Securities (see note 22). All securities owned are pledged to a clearing firm on terms that permit it to sell or re-pledge the securities to others, subject to certain limitations.

Other investments in equity securities

Investments in equity securities non-current in the amount of $6,768 (2023 - $7,335) are recorded at fair value following the net asset value practical expedient or recorded at cost less impairment adjusted for observable prices. During the year ended December 31, 2024, the Company recognized a net gain of $540 (2023 – $101 net gain) related to these investments which was included in Other income in the Company’s consolidated statements of earnings.